Commitments and Contingencies - Lease Assets and Liabilities (Detail) $ in Thousands	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease right of use assets	$ 6,068
Current operating lease liabilities	1,813
Noncurrent operating lease liabilities	5,326
Total operating lease liabilities	$ 7,139